Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of consolidation

Basis of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied.

The consolidated financial statements include the financial statements of Hebron Technology, HK Xibolun, Xibolun Automation and Xibolun Equipment. All inter-company balances and transactions are eliminated upon consolidation. For the Company’s equity investment which the Company does not have control and is not the primary beneficiary, but has significant influence in the decision-making of the ordinary course of business, the equity method is applied.

Uses of estimates

Uses of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during each reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include: the allowance for doubtful accounts, the valuation of inventory, realizability of deferred tax assets, costs to complete contracts, estimated useful lives and fair values in connection with the impairment of property and equipment and accruals for income tax uncertainties.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers ("ASC 606") on January 1, 2018 using the modified retrospective approach. Revenues for the year ended December 31, 2018 were presented under ASC 606, and revenues for the years ended December 31, 2017 and 2016 were not adjusted and continue to be presented under ASC Topic 605, Revenue Recognition. There is no adjustment to the opening balance of retained earnings at January 1, 2018 since there was no change to the timing and pattern of revenue recognition upon adoption of ASC 606. Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Company's customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services.

The Company's revenues are primarily derived from the following sources:

Sales of products:  The Company recognizes revenue when the products are delivered and control is transferred. The Company generally provides a warranty for a period of 12 months after the customers receive the products. The Company determines that such product warranty is not a separate performance obligation because the nature of warranty is to provide assurance that a product will function as expected and in accordance with the customer's specifications and the Company has not sold the warranty separately. From its past experience, the Company has not experienced any material warranty costs and, therefore, the Company does not believe an accrual for warranty cost is necessary for the years ended December 31, 2018, 2017 and 2016. The Company's sales revenue consists of the invoiced value of goods, net of value-added tax ("VAT").

Installation contracts: The Company recognizes revenue associated with these contracts over time as services are performed and the transfer of control occurs, based on a percentage-of-completion method using cost-to-cost input methods as a measure of progress. When the percentage-of-completion method is used, the Company estimates the costs to complete individual contracts and records as revenue that portion of the total contract price that is considered complete based on the relationship of costs incurred to date to total anticipated costs (the cost-to-cost approach).

Under the cost-to-cost approach, the use of estimated costs to complete each contract is a significant variable in the process of determining recognized revenue, requires judgment and can change throughout the duration of a contract due to contract modifications and other factors impacting job completion. The costs of earned revenue includes all direct material and labor costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools and repairs. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

The Company sometimes enters into installation service contracts in connection with product sales. The manufacture of fluid equipment control systems comprises two stages: (a) manufacture; and (b) installation. The Company always enters into separate product and installation contracts with the customer as the customer has the choice to use its own staff or external contractors to install the products based on product installation manuals provided by the Company when the products are delivered. The Company usually sells the product on a standalone basis and also is engaged by customers to install the systems they purchase from other suppliers. It is the Company's policy to sell its products at the set prices regardless of whether the customer separately enters into an installation contract with the Company. The Company always prices its installation services at market competitive rates regardless of whether the installation service relates to its own products or standalone installation services. Therefore, the Company determined there are two sperate performance obligations, and recognizes product sales and installation revenue separately.

Cash

Cash

The Company maintains cash with financial institutions in China, which are typically not insured or otherwise protected. Should any of these institutions holding the Company’s cash become insolvent, or if the Company is unable to withdraw funds for any reason, the Company could lose the cash on deposit with that institution.

Restricted Cash

Restricted Cash

Restricted cash consists of cash equivalents used as collateral to secure bank borrowings. The Company is required to keep certain amounts on deposit that are subject to withdrawal restrictions. The restricted cash balance is associated with the Company’s short-term borrowings, thus, classified as a current asset. As of December 31, 2018, and 2017, the Company had restricted cash of $2,124,655 and $55,322, respectively, related to the bank acceptance notes payable.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows. The Company adopted the new standard effective January 1, 2018, using the retrospective transition method.

Accounts and contract receivables

Accounts and contract receivables

Accounts and contract receivables from equipment sales and installation services are stated at net realizable value. An allowance for doubtful accounts is established based on the management’s assessment of the recoverability of accounts and other receivables. Judgment is required in assessing the realizability of these receivables, including the current credit worthiness of each customer and the related aging analysis. An allowance is provided for accounts when management has determined that the likelihood of collection is doubtful. The Company writes off accounts and contract receivables against the allowance when a balance is determined to be uncollectible.

Retainage receivables

Retainage receivables

Retainage receivables represent the amount retained by the Company's customers to ensure the quality of the installation services and any possible follow-up maintenance related to the installation. The term of these retainage receivables is typically within one year after the completion date of the installation project. If there is no dispute regarding the quality of the installation project during the year, such retainage receivable should be paid by the Company's customer. Management regularly reviews aging of retainage receivables and changes in payment trends and records an allowance when management believes collection of amounts due are at risk.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Inventories consist of raw materials, finished goods, work in process, low value consumables, and installation projects in process that have not been completed. Provision is made for slow-moving, obsolete or unusable inventory.

Advances to suppliers

Advances to suppliers

The Company advances funds to certain suppliers for purchases of raw materials, plant and equipment. These advances are interest free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Company recorded a provision for doubtful accounts of $386,563, $18,717 and $19,284 for the years ended December 31, 2018, 2017 and 2016, respectively.

Property and equipment

Property and equipment

Property and equipment are recorded at cost. Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight line method, as follows:

Useful life
Buildings	20 years
Machinery and equipment	3 - 10 years
Transportation equipment	4 years
Office equipment	3 - 5 years
Leasehold improvements	Shorter of remaining lease term or life of assets

Equity method of accounting for investments

Equity method of accounting for investments

The Company evaluates the method of accounting for investments in which it holds an equity interest based on the amount of control it exercises over the operations of the investee, exposure to losses in excess of its investment, the ability to significantly influence the investee and whether the Company is the primary beneficiary of the investee. Under the voting interest model, the Company applies the equity method when the Company owns or controls from 20% to 50% of the voting shares, or below 20% of the voting shares when significant influence can be exercised over the operating and financial policies of the investee company. Under the Variable Interest (VIE) Model, the investments are accounted for under the equity method if the Company has determined it does not have a controlling financial interest and therefore is not the VIE’s primary beneficiary.

On March 10, 2018, the Company entered into a share acquisition agreement (the “Agreement”) with the sole shareholder of Xuzhou Weijia Biotechnology Co., Ltd. (“Weijia”) to acquire 49% of the equity in Weijia. Pursuant to the Agreement, the Company issued 1,442,778 unregistered Class A common shares (based on an agreed value of $2.00 per share, totalling $2,885,556) as a consideration to the individuals designated by the selling shareholder of Weijia. The Company accounts for its investment in Weijia under the equity method of accounting. As of December 31, 2018, the investment accounted for was $3,054,090 and is included in equity investment on the Consolidated Balance Sheets. For the year ended December 31, 2018, the Company recorded income of $168,534 from its investment in Weijia.

Land use right	Land use right The Company’s land use right is valued at cost. The land use right is amortized on straight line method over the term of the land use right.
Research and development costs	Research and development costs Research and development costs are expensed to operations as incurred and include fees paid to third party contractors.
Long-lived assets and other acquired intangible assets

Long-lived assets and other acquired intangible assets

The Company reviews its long-lived assets, including property and equipment and identifiable intangibles, for impairment. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of their carrying amounts to future undiscounted cash flows the assets are expected to generate. If property and equipment and certain identifiable intangibles are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the assets exceeds its fair value. The Company did not record any impairment as of December 31, 2018, 2017 and 2016.

Income taxes

Income taxes

The Company’s subsidiaries in China are subject to the income tax laws of the PRC and Hong Kong. No taxable income was generated outside the PRC and Hong Kong for the years ended December 31, 2018, 2017 and 2016. The Company accounts for income tax under the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the differences between financial statement carrying amounts of assets and liabilities versus the tax basis of assets and liabilities. Deferred tax assets are also provided for carryforward losses which can be used to offset future taxable income. Deferred income taxes will be recognized if significant temporary differences between tax and financial statements occur. Valuation allowances are established against net deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized. As of December 31, 2018, 2017 and 2016, no valuation allowance is considered necessary.

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties relating to income taxes have been incurred during the years ended December 31, 2018, 2017 and 2016. As of December 31, 2018, the tax years ended December 31, 2016 through December 31, 2018 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Under the Provisional Regulations of PRC Concerning Income Tax on Enterprises promulgated by the PRC, income tax is payable by enterprises at a rate of 25% of their taxable income.

The Company believes that it has provided the best estimates of its accrued tax liabilities because those accruals are based on the prevailing tax rates stipulated by the laws (see Note 12).

Value added tax

Value added tax

Sales revenue represents the invoiced value of goods, net of a VAT. All of the Company’s products that are sold in the PRC are subject to a Chinese value-added tax at a rate of 17% of the gross sales price. The value-added tax rate was reduced to 16% from May 1, 2018, and was further reduced to 13% from April 1 2019. This VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing their finished product.

Foreign currency translation

Foreign currency translation

Since the Company operates primarily in the PRC, the Company’s functional currency is the Chinese Yuan (“RMB”). The Company’s financial statements have been translated into the reporting currency of the United States Dollar. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USDs at the rates used in translation.

Fair value of financial instruments

Fair value of financial instruments

The Company follows the provisions of Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, contracts receivable, accounts receivable, notes receivable, retainage receivables, prepayments and advances to suppliers, other receivables, accounts payable, advances from customers, deferred revenue, tax payable, due to related parties and accrued expenses and other current liabilities, approximate their fair value based on the short-term maturity of these instruments. The Company believes that the carrying amount of the short-term and long term loans approximates fair value based on the terms of the borrowings and current market rates as the rates of the borrowings are reflective of the current market rate.

Credit Risk

Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, contracts receivable, accounts receivable and retainage receivables. As of December 31, 2018 and 2017, $949,578 and $3,216,938 of the Company’s cash was on deposit at financial institutions in the RMB where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. While management believes that these financial institutions are of high credit quality, it also continually monitors their creditworthiness.

Contracts receivable, accounts receivable and retainage receivables are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per share ("EPS") in accordance with ASC 260, "Earnings per Share" ("ASC 260"). Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the year ended December 31, 2018, since the company had a loss, basic and dilutive loss per share are the same. For the years ended December 31, 2017 and 2016, 0 and 16,507 unexercised Public Offering Warrants were dilutive, and were included in the computation of diluted EPS.

Statements of cash flows

Statements of cash flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company are calculated based upon the local currencies and translated at the average exchange rates during the reporting period. As a result, amounts related to assets and liabilities reported on the Company’s statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In February 2016, the Financial Accounting Standards Board (FASB) issued ASU No. 2016-02, Leases (“ASU 2016-02”). ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public business entities for annual reporting periods and interim periods within those years beginning after December 15, 2018. The Company does not expect this guidance will have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Company is currently in the process of evaluating the impact of the adoption of ASU 2016-13 on its consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, which allows a reclassification from accumulated other comprehensive income to retained earnings for adjustments to tax effects that were originally recorded in other comprehensive income due to changes in the U.S. federal corporate income tax rate resulting from the enactment of the U.S. tax reform legislation, commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act. The Company does not expect this guidance will have a material impact on its consolidated financial statements.

In March 2018, the FASB issued ASU 2018-05 — Income Taxes (Topic 740): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118 (“ASU 2018-05”), which amends the FASB Accounting Standards Codification and XBRL Taxonomy based on the Tax Cuts and Jobs Act (the “Act”) that was signed into law on December 22, 2017 and Staff Accounting Bulletin No. 118 (“SAB 118”) that was released by the Securities and Exchange Commission. The Act changes numerous provisions that impact U.S. corporate tax rates, business-related exclusions, and deductions and credits and may additionally have international tax consequences for many companies that operate internationally. The Company does not believe this guidance will have a material impact on its consolidated financial statements.

On June 20, 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718) - Improvements to Nonemployee Share-Based Payment Accounting, which aligns the accounting for share-based payment awards issued to employees and nonemployees. Under ASU No. 2018-07, the existing employee guidance will apply to nonemployee share-based transactions (as long as the transaction is not effectively a form of financing), with the exception of specific guidance related to the attribution of compensation cost. The cost of nonemployee awards will continue to be recorded as if the grantor had paid cash for the goods or services. In addition, the contractual term will be able to be used in lieu of an expected term in the option-pricing model for nonemployee awards. The new standard is effective for us on January 1, 2019. Early adoption is permitted, including in interim periods, and should be applied to all new awards granted after the date of adoption. The Company does not expect this guidance will have a material impact on its consolidated financial statements.

In August 2018, the FASB Accounting Standards Board issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The Company does not expect this guidance will have a material impact on its consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have material impact on the consolidated financial position, statements of operations and cash flows.